CONSOLIDATED DYNAMIC ALPHA MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 54.5%
	EQUITY - 48.2%
89,643	BNY Mellon US Large Cap Core Equity ETF			$ 11,508,368
25,700	Goldman Sachs Equal Weight US Large Cap Equity ETF			2,185,528
96,740	Invesco Nasdaq 100 ETF			23,906,389
709,430	Schwab US Dividend Equity ETF			19,367,439
62,605	SPDR Portfolio S&P 500 ETF			4,904,476
37,300	Vanguard Dividend Appreciation ETF			8,048,967
115,590	Vanguard Russell 1000 Growth ETF			13,928,595
49,500	Vanguard Value ETF			9,231,255
				93,081,017
	FIXED INCOME - 6.3%
239,600	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF			12,080,632

	TOTAL EXCHANGE-TRADED FUNDS (Cost $85,012,682)			105,161,649

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 20.8%
	U.S. TREASURY BILLS — 20.8%
10,108,000	United States Treasury Bill(a)	3.9100	10/23/25	10,083,146
10,108,000	United States Treasury Bill(a),(b)	3.9100	10/23/25	10,083,146
20,205,000	United States Treasury Bill(a)	3.9200	12/04/25	20,065,091
				40,231,383
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $40,225,885)			40,231,383

	TOTAL INVESTMENTS - 75.3% (Cost $125,238,567)			$ 145,393,032
	OTHER ASSETS IN EXCESS OF LIABILITIES- 24.7%			47,565,082
	NET ASSETS - 100.0%			$ 192,958,114

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
4,266	CBOT 2 Year US Treasury Note Futures	01/01/2026	$ 889,027,736	$ (627,569)
1,050	CME British Pound Currency Futures	12/16/2025	88,272,188	(784,974)
134	COMEX Gold 100 Troy Ounces Futures(b)	12/30/2025	51,900,880	5,845,836

CONSOLIDATED DYNAMIC ALPHA MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
472	COMEX Silver Futures(b)	12/30/2025	$ 110,070,400	$ 16,885,771
	TOTAL FUTURES CONTRACTS			$ 21,319,064

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Depreciation
278	CME Live Cattle Futures(b)	03/02/2026	$ 26,373,860	$ (196,654)
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Zero coupon bond; rate disclosed is the effective yield as of September 30, 2025.
(b)	All or a portion of this investment is a holding of the DAMF Fund Ltd.